UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09497
                                   ---------------------------------------------

                       Eastern Point Advisors Funds Trust
--------------------------------------------------------------------------------

                  230 Broadway, Suite 201, Lynnfield, MA 01940
--------------------------------------------------------------------------------


Freddie Jacobs, Jr.
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
---------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-949-1422

Date of fiscal year end:   09/30
                        --------------------

Date of reporting period:  03/31/2005
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]

                                EASTERN POINT R
                                    ADVISORS
                         REGISTERED INVESTMENT ADVISOR




                           CAPITAL APPRECIATION FUND

                             A series of shares of
                       Eastern Point Advisors Funds Trust






                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005

                                  (unaudited)

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

I am pleased to present to you the semi-annual report for the Capital Appreciation Fund. The total return of your Fund was 4.43% for the Class A shares for the period beginning October 1, 2004 through March 31, 2005. This compares with a total return of the S&P 500 of a positive 6.88% in the same time frame. The total return of the Fund since inception is 2.92% for the Class A Shares versus a return of 0.32% for the S&P 500. Total returns for Class C are shown below.

I joined Eastern Point Advisors as portfolio manager, effective 03/23/05 for the Capital Appreciation Fund. In future shareholder reports I will discuss my philosophy about investing in growth equities; for now, I would like to comment on the most recent investment period.

Both the stock and bond markets had difficulty gaining any traction during the first quarter of 2005. Oil prices climbed to over $55 per barrel and the Federal Reserve continued its program of raising interest rates. After worrying about deflation last year, the central bank has lifted the Fed funds rate seven consecutive times since June of 2004. With the core Consumer Price Index (CPI) rising and approaching 2.5%, investors fretted that the Fed may undertake more aggressive rate increases to stay ahead of inflationary pressures.

The impact of these concerns on the stock market saw the S&P 500 decline -2.15% and the Dow Jones Industrial Average shed -2.06% for the quarter. The NASDAQ Composite fell a heavier -7.95%. The fixed income markets did incrementally better, but longer-term maturities succumbed to periodic sell offs after defying pricing pressures for much of last year. The open question is how the general investment environment will develop in the second half of this year.

As is often the case, the issues currently troubling investors are distracting from favorable trends which are likely to prevail for the remainder of the year. Corporate profits should again prove positive and advance at a low double digit rate, adding to the strong gains of 2004. Gross Domestic Product (GDP) is expected to grow, building upon the 4.40% expansion registered last year. And even the U.S dollar, which experienced an erosion in value over the past 18 months, is seeing a reversal of fortune in the global currency markets. Overall, it is our impression that equity owners will be best served by remaining diversified across industries; and because we do not anticipate an out-of-control inflationary spiral, fixed income investors have an opportunity to pick up quality credits at higher yields.

As the year progresses we expect the sharp rise in industrial commodity prices to moderate substantially, as new supplies come on stream. Except for oil, price competition at the retail level should remain intense. Our view is that the much-feared large increase in inflation will not materialize. We are hopeful also that the U.S. Congress will heed the admonitions from many sides to bring more discipline and moderation to government spending. All in all, we expect earnings to advance nicely this year, and ultimately this progress will be rewarded by the stock market.

--------------------------------------------------------------------------------

I would also like to comment on the structure of the Capital Appreciation Fund. I expect that, under normal conditions, the Fund will continue to hold about 40 stocks in equal weights. I believe this structure is consistent with a reasonable diversification scheme and demonstrates the conviction of my team's opinions about the Fund's holdings.

This is an exciting time for us, and I am confident that my team will provide the high quality investment research and management that you expect for a growth equity portfolio.


Peter Andersen
Portfolio Manager






The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (888) 826-2520. Please read it carefully before investing.

The opinions expressed are those of Congress Asset Management Company and are current only through March 31, 2005. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Capital Appreciation Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS
--------------------------------------------------------------------------------

                                                   AVERAGE ANNUAL TOTAL RETURNS - CLASS A SHARES
                                                      (FOR THE PERIODS ENDED MARCH 31, 2005)

                                                                                                        SINCE COMMENCEMENT
                                                                                                        OF FUND OPERATIONS
                                                          SIX MONTHS     ONE YEAR     FIVE YEARS        (OCTOBER 19, 1999)
                                                         -------------  ------------  ------------   -------------------------
Capital Appreciation Fund - Class A*.....                    4.43%         -1.65%        -6.56%                2.92%

Capital Appreciation Fund - Class A*
  (after deduction of sales load and
   redemption fee).......................                   -2.55%         -8.22%        -7.66%                1.81%

S & P 500 Index**........................                    6.88%          6.68%        -3.17%                0.32%



                                                   AVERAGE ANNUAL TOTAL RETURNS - CLASS C SHARES
                                                      (FOR THE PERIODS ENDED MARCH 31, 2005)

                                                                                                        SINCE COMMENCEMENT
                                                                                                        OF FUND OPERATIONS
                                                          SIX MONTHS     ONE YEAR     FIVE YEARS        (OCTOBER 29, 1999)
                                                         -------------  ------------  ------------   -------------------------
Capital Appreciation Fund - Class C*.....                   4.06%         -2.29%        -7.18%                1.13%

Capital Appreciation Fund - Class C*
  (after deduction of redemption fee)....                   3.02%         -3.26%        -7.18%                1.13%

S & P 500 Index**........................                   6.88%          6.68%        -3.17%               -1.12%


* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.


THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.easternpoint.com.

Capital Appreciation Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS (continued)
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND - CLAS A AND THE
                                 S&P 500 INDEX

[GRAPH OMITTED]

               Capital Appreciation - Class A      S&P 500 Index
               Commencement of Fund Operations
                        10/19/1999

  10/19/1999              9,425.00                   10,000.00
  12/31/1999             12,573.04                   11,682.04
   3/31/2000             15,485.39                   11,949.58
   6/30/2000             14,071.63                   11,632.19
   9/30/2000             14,524.03                   11,519.40
  12/31/2000             11,155.47                   10,618.71
   3/31/2001              9,859.68                    9,360.55
   6/30/2001             10,502.71                    9,907.99
   9/30/2001              8,573.64                    8,454.26
  12/31/2001             10,337.08                    9,356.58
   3/31/2002             11,720.55                    9,382.38
   6/30/2002             10,833.96                    8,126.12
   9/30/2002              8,700.29                    6,722.98
  12/31/2002              8,632.09                    7,289.52
   3/31/2003              8,427.50                    7,059.95
   6/30/2003              9,957.11                    8,146.16
   9/30/2003             10,229.91                    8,361.76
  12/31/2003             10,950.87                    9,378.41
   3/31/2004             11,213.93                    9,537.13
   6/30/2004             11,408.78                    9,701.18
   9/30/2004             10,561.16                    9,519.28
  12/31/2004             11,769.27                   10,397.70
   3/31/2005             11,028.82                   10,174.40

The chart above assumes an initial investment of $10,000 (less the deduction of the sales load) made on October 19, 1999 (commencement of Fund operations) and held through March 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.easternpoint.com.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Capital Appreciation Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS (continued)

--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND - CLASS C AND THE
                                 S&P 500 INDEX

                                [GRAPH OMITTED]

               Capital Appreciation Fund - Class C      S&P 500 Index
               Commencement of Fund Operations
                        10/29/1999

  10/29/1999             10,000.00                       10,000.00
  12/31/1999             12,530.00                       10,803.84
   3/31/2000             15,430.00                       11,051.27
   6/30/2000             14,020.00                       10,757.73
   9/30/2000             14,440.00                       10,653.42
  12/31/2000             11,076.00                        9,820.44
   3/31/2001              9,770.50                        8,656.87
   6/30/2001             10,381.81                        9,163.15
   9/30/2001              8,465.01                        7,818.71
  12/31/2001             10,184.94                        8,653.19
   3/31/2002             11,573.33                        8,677.06
   6/30/2002             10,692.64                        7,515.23
   9/30/2002              8,558.25                        6,217.58
  12/31/2002              8,475.37                        6,741.52
   3/31/2003              8,257.78                        6,529.21
   6/30/2003              9,739.42                        7,533.77
   9/30/2003              9,977.72                        7,733.16
  12/31/2003             10,651.19                        8,673.38
   3/31/2004             10,879.14                        8,820.17
   6/30/2004             11,055.28                        8,971.88
   9/30/2004             10,216.03                        8,803.66
  12/31/2004             11,355.75                        9,616.04
   3/31/2005             10,630.47                        9,409.54


The chart above assumes an initial investment of $10,000 made on October 29, 1999 (commencement of Fund operations) and held through March 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Capital Appreciation Fund
--------------------------------------------------------------------------------

FUND HOLDINGS - (unaudited)
--------------------------------------------------------------------------------

           CAPITAL APPRECIATION FUND HOLDINGS AS OF MARCH 31, 2005 1

                                [CHART OMITTED]

        DOMESTIC COMMON STOCKS                                 86.82%
        AMERICAN DEPOSITARY RECEIPTS                            5.31%
        MONEY MARKET SECURITIES                                 1.00%
        CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES          6.87%


    1As a percent of net assets.

Under normal conditions, the Capital Appreciation Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.


AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Capital Appreciation Fund
--------------------------------------------------------------------------------

SUMMARY OF FUND'S EXPENSES - (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions and (ii) ongoing costs, including management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2004 and held for the six months ended March 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales loads on purchase payments and redemption fees imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

                                                                                                EXPENSES PAID
                                                BEGINNING                  ENDING              DURING PERIOD*
         CAPITAL APPRECIATION FUND            ACCOUNT VALUE             ACCOUNT VALUE         OCTOBER 1, 2004 -
                                             OCTOBER 1, 2004           MARCH 31, 2005          MARCH 31, 2005
         -------------------------           ---------------------------------------------------------------------
         CLASS A

             Actual......................       $ 1,000.00                $ 1,044.30               $ 14.98

             Hypothetical**..............       $ 1,000.00                $ 1,010.27               $ 14.74

         CLASS C

             Actual......................       $ 1,000.00                $ 1,040.60               $ 18.67

             Hypothetical**..............       $ 1,000.00                $ 1,006.63               $ 18.36

         --------------------

* Expenses are equal to the Fund's annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios for Class A and Class C were 2.94% and 3.67% respectively.
**   Assumes a 5.00% return before expenses.

Capital Appreciation Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
------                                                                 ---------

        COMMON STOCKS - 92.13%
        BITUMINOUS COAL & LIGNITE SURFACE MINING - 5.45%
3,300   Fording Canadian Coal Trust..............................      $ 303,204
                                                                       ---------

        COMPUTER PERIPHERAL EQUIPMENT - 3.00%
11,000  Xerox Corp. (A)..........................................        166,650
                                                                       ---------

        DEEP SEA FOREIGN TRANSPORTATION OF FREIGHT - 5.54%
4,900   Overseas Shipholding Group, Inc..........................        308,259
                                                                       ---------

        ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 5.64%
11,400  Koninklijke Philips Electronics..........................        313,728
                                                                       ---------

        FINANCE LESSORS - 5.37%
13,000  CapitalSource, Inc. (A)..................................        299,000
                                                                       ---------

        FIRE, MARINE & CASUALTY INSURANCE - 11.03%
4,100   Loews Corp...............................................        301,514
6,300   W.R. Berkley Corp........................................        312,480
                                                                       ---------
                                                                         613,994
                                                                       ---------

        GOLD AND SILVER ORES - 5.03%
19,700  Goldcorp, Inc............................................        279,937
                                                                       ---------

        HOTELS & MOTELS - 5.42%
12,100  Great Wolf Resorts, Inc. (A).............................        301,895
                                                                       ---------

        LIFE INSURANCE - 4.73%
11,700  Scottish Re Group Ltd....................................        263,484
                                                                       ---------

        OIL & GAS FIELD SERVICES - 6.11%
7,500   Cal Dive International, Inc. (A).........................        339,750
                                                                       ---------

        RADIO BROADCASTING STATIONS - 5.57%
9,000   Clear Channel Communications, Inc........................        310,230
                                                                       ---------

        RADIOTELEPHONE COMMUNICATIONS - 5.31%
8,400   Mobile TeleSystems (B)...................................        295,596
                                                                       ---------

        RADIO & TV BROADCASTING &
          COMMUNICATIONS EQUIPMENT - 5.22%
30,000  Orbital Sciences Corp. (A)...............................        290,400
                                                                       ---------

        RETAIL - EATING & DRINKING PLACES - 4.21%
16,500  Triarc Companies, Inc., Class A..........................        234,300
                                                                       ---------

        RETAIL - FAMILY CLOTHING STORES - 3.02%
7,700   The Gap, Inc.............................................        168,168
                                                                       ---------

        RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 2.99%
7,500   Office Depot, Inc. (A)...................................        166,350
                                                                       ---------

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)                   March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
------                                                                 ---------

        COMMON STOCK (CONTINUED) - 92.13%
        SERVICES - BUSINESS SERVICES - 3.23%
11,600  Jupitermedia Corp. (A)...................................      $ 179,916
                                                                       ---------

        SERVICES - RACING - 5.26%
5,400   International Speedway Corp., Class A....................        292,950
                                                                       ---------

        TOTAL COMMON STOCKS
          (Cost $4,995,756)......................................      5,127,811
                                                                       ---------

        MONEY MARKET SECURITIES - 1.00%
55,820  Huntington Money Market Fund - Investment
          Shares, 1.60% (C)......................................         55,820
                                                                       ---------

        TOTAL MONEY MARKET SECURITIES
          (Cost $55,820).........................................         55,820
                                                                       ---------

        TOTAL INVESTMENTS - 93.13%
          (Cost $5,051,576)......................................     $5,183,631
                                                                      ----------

        CASH AND OTHER ASSETS LESS LIABILITIES - 6.87%...........        382,321
                                                                      ----------

        TOTAL NET ASSETS - 100.00%...............................     $5,565,952
                                                                      ==========

--------------
(A)  Non-income producing.
(B)  American Depository Receipt.
(C) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                   March 31, 2005 (unaudited)
--------------------------------------------------------------------------------


ASSETS
  Investments in securities, at value (cost $5,051,576)..........     $5,183,631
  Cash...........................................................            260
  Interest receivable............................................            524
  Dividends receivable...........................................          7,972
  Receivable for investments sold................................        888,586
  Receivable for fund shares sold................................         24,137
  Receivable from advisor........................................         37,387
  Prepaid expenses...............................................         15,726
                                                                      ----------
  Total assets                                                         6,158,223
                                                                      ----------

LIABILITIES
  Payable for investments purchased..............................        506,325
  Accrued expenses...............................................         40,846
  Payable for fund shares redeemed...............................         34,803
  Accrued 12b-1 fees.............................................         10,297
                                                                      ----------
  Total liabilities                                                      592,271
                                                                      ----------

  NET ASSETS                                                          $5,565,952
                                                                      ==========

  Net Assets consist of:
    Paid in capital..............................................     8,041,065
    Accumulated undistributed net investment (loss)..............       (79,104)
    Accumulated net realized (loss) on investments...............    (2,528,064)
    Net unrealized appreciation on investments...................       132,055
                                                                     -----------

NET ASSETS.......................................................    $ 5,565,952
                                                                     ===========

CLASS A:
NET ASSETS.......................................................    $ 3,508,824
                                                                     -----------

SHARES OUTSTANDING
  (unlimited number of shares authorized)........................        310,110
                                                                     -----------

NET ASSET VALUE AND PRICE PER SHARE..............................    $     11.31
                                                                     ===========

MAXIMUM OFFERING PRICE PER CLASS A SHARE
  ($11.31 / 94.25%)..............................................    $     12.00
                                                                     ===========

MINIMUM REDEMPTION PRICE PER SHARE
  ($11.31 * 99.0%)...............................................    $     11.20
                                                                     ===========

CLASS C:
NET ASSETS.......................................................    $ 2,057,128
                                                                     -----------

SHARES OUTSTANDING
  (unlimited number of shares authorized)........................        200,535
                                                                     -----------

NET ASSET VALUE AND OFFERING PRICE PER SHARE.....................    $     10.26
                                                                     ===========

MINIMUM REDEMPTION PRICE PER SHARE
  ($10.26 * 99.0%)...............................................    $     10.16
                                                                     ===========

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------
                                                        For the Six Months Ended
STATEMENT OF OPERATIONS                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income...................................    $    29,620
  Interest income...................................          1,849
                                                        -----------
  Total Income......................................                   $  31,469
                                                                       ---------

EXPENSES
  Investment advisor fee............................         52,429
  Transfer agent expenses...........................         25,442
  Legal expenses....................................         22,375
  12b-1 fees (Class A - $6,014; Class C - $10,894)..         16,908
  Administration expenses...........................         15,794
  Fund accounting expenses..........................         12,555
  Printing expenses.................................         11,729
  Registration expenses.............................         10,282
  Auditing expenses.................................          9,651
  Custodian expenses................................          6,569
  Miscellaneous expenses............................          3,480
  Trustee expenses..................................          1,988
  Pricing expenses..................................            949
  Insurance expenses................................            349
                                                        -----------
  Total Expenses....................................                    190,500
  Reimbursed expenses (A)...........................                    (79,927)
                                                                       ---------
  Net operating expenses............................                    110,573
                                                                       ---------
  Net Investment (Loss).............................                    (79,104)
                                                                       ---------

REALIZED & UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities........                    906,776
  Change in unrealized appreciation (depreciation)
    on investment securities........................                   (469,522)
                                                                       ---------
  Net realized and unrealized (loss) on investment
    securities......................................                     437,254
                                                                       ---------
  Net increase in net assets resulting from
    operations......................................                   $ 358,150
                                                                       =========
----------------------

(A)  See Note 3 to the financial statements.

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                              MARCH 31, 2005              YEAR ENDED
                                                                                (UNAUDITED)           SEPTEMBER 30, 2004
                                                                           ----------------------    ----------------------
OPERATIONS
  Net investment (loss)..........................................                $       (79,104)         $       (347,986)
  Net realized gain on investment securities.....................                        906,776                 1,575,002
  Change in unrealized appreciation (depreciation)...............                       (469,522)               (1,075,134)
                                                                           ----------------------    ----------------------
  Net increase in net assets resulting from operations...........                        358,150                   151,882
                                                                           ----------------------    ----------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold
     Class A.....................................................                        263,746                 1,660,171
     Class C.....................................................                         71,739                    53,852
  Shares issued in acquisition
     Class C.....................................................                              -                 2,852,062
  Amount paid for shares redeemed
     Class A.....................................................                     (1,952,278)               (2,789,091)
     Class C.....................................................                       (278,683)               (1,311,350)
                                                                           ----------------------    ----------------------
  Net increase (decrease) in net assets resulting
     from share transactions.....................................                     (1,895,476)                  465,644
                                                                           ----------------------    ----------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..........................                     (1,537,326)                  617,526
                                                                           ----------------------    ----------------------

NET ASSETS
  Beginning of period............................................                      7,103,278                 6,485,752
                                                                           ----------------------    ----------------------

  End of period..................................................                $     5,565,952          $      7,103,278
                                                                           ======================    ======================

Accumulated undistributed net investment (loss) included
    in net assets................................................                $       (79,104)         $              -
                                                                           ----------------------    ----------------------

CAPITAL SHARE TRANSACTIONS - A SHARES
  Shares sold....................................................                         23,021                   148,726
  Shares redeemed................................................                       (168,729)                 (252,447)
                                                                           ----------------------    ----------------------

  Net decrease from capital share transactions...................                       (145,708)                 (103,721)
                                                                           ======================    ======================

CAPITAL SHARE TRANSACTIONS - C SHARES
  Shares sold....................................................                          6,999                     5,239
  Shares issued in acquisition...................................                              -                   278,522
  Shares redeemed................................................                        (26,598)                 (126,895)
                                                                           ----------------------    ----------------------

  Net increase from capital share transactions...................                        (19,599)                  156,866
                                                                           ======================    ======================

 See accompanying notes which are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Capital Appreciation Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a share outstanding during the period


                                                                    CLASS A
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 2005
                                                                  (UNAUDITED)
                                                                ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period.......................     $      10.83
                                                                ----------------
Income from investment operations
  Net investment income (loss).............................            (0.16)
  Net realized and unrealized gain (loss)..................             0.64
                                                                ----------------
Total from investment operations...........................             0.48
                                                                ----------------
Less Distributions to shareholders:
  From net realized gain...................................                -
                                                                ----------------
Total distributions........................................                -
                                                                ----------------

Net asset value, end of period.............................     $      11.31
                                                                ================

TOTAL RETURN (C)...........................................            4.43% (D)
                                                                ================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)............................     $     3,509
Ratio of expenses to average net assets....................            2.94% (E)
Ratio of expenses to average net assets before waiver,
   reimbursement & recoveries..............................            5.15% (E)
Ratio of net investment income to average net assets.......           (2.07)%(E)
Ratio of net investment income to average net assets
   before waiver, reimbursement & recoveries...............           (4.28)%(E)
Portfolio turnover rate....................................            278%
--------------------------------------------------------------------------------

(A)  October 19, 1999 (Commencement of Operations) through September 30, 2000.
(B)  Per share data based on average shares outstanding.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns shown exclude the effect of sales load.
(D)  Not annualized.
(E)  Annualized.

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                    CLASS A
--------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
 SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
    2004            2003           2002           2001            2000 (A)
-------------   ------------   ------------   ------------   ------------


  $ 10.50         $ 8.93          $ 8.80         $ 15.41        $ 10.00
-------------   ------------   ------------   ------------   ------------

    (0.50)         (0.41)          (0.45)(B)       (0.46)(B)      (0.65)(B)
     0.83           1.98            0.58 (B)       (5.79)(B)       6.06 (B)
-------------   ------------   ------------   ------------   ------------
     0.33           1.57            0.13           (6.25)          5.41
-------------   ------------   ------------   ------------   ------------

        -              -               -           (0.36)             -
-------------   ------------   ------------   ------------   ------------
        -              -               -           (0.36)             -
-------------   ------------   ------------   ------------   ------------

  $ 10.83         $10.50          $ 8.93         $  8.80        $ 15.41
=============   ============   ============   ============   ============

     3.14%         17.58%           1.48%         (40.96%)        54.10% (D)
=============   ============   ============   ============   ============


  $ 4,935         $ 5,877         $ 6,454        $ 6,289        $ 9,587
     5.00%          5.00%           5.00%           5.00%          5.00% (E)

     4.51%          5.27%           5.88%           5.15%          7.07% (E)

    (3.97%)        (3.81%)         (4.42%)         (4.11%)        (4.64%)(E)


    (3.48%)        (4.08%)         (5.30%)         (4.26%)        (6.71%)(E)
      390%           311%            469%            674%           606%

--------------------------------------------------------------------------------

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------
For a share outstanding during the period

                                                                    CLASS C
                                                                ----------------
                                                                SIX MONTHS ENDED
                                                                 MARCH 31, 2005
                                                                   (UNAUDITED)
                                                                ----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period.......................        $   9.85
                                                                ----------------
Income from investment operations
  Net investment income (loss).............................           (0.15)
  Net realized and unrealized gain (loss)..................            0.56
                                                                ----------------
Total from investment operations...........................            0.41
                                                                ----------------
Less Distributions to shareholders:
  From net realized gain...................................               -
                                                                ----------------
Total distributions........................................               -
                                                                ----------------

Net asset value, end of period.............................        $  10.26
                                                                ================

TOTAL RETURN (C)...........................................            4.06% (D)
                                                                ================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)............................        $   2,057
Ratio of expenses to average net assets....................            3.67% (E)
Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries...............            6.14% (E)
Ratio of net investment income to average net assets.......           (2.70%)(E)
Ratio of net investment income to average net assets before
   waiver, reimbursement & recoveries......................           (5.17%)(E)
Portfolio turnover rate....................................             278%

--------------------------------------------------------------------------------

(A)  October 29, 1999 (Commencement of Operations) through September 30, 2000.
(B)  Per share data based on average shares outstanding.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(D)  Not annualized.
(E)  Annualized.

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------


                                    CLASS C
--------------------------------------------------------------------------------
 YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     PERIOD ENDED
 SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
    2004           2003           2002           2001           2000 (A)
-------------   ------------   ------------   ------------   ------------


   $  9.63         $  8.26        $  8.17        $ 14.44        $ 10.00
-------------   ------------   ------------   ------------   ------------

     (0.55)          (0.48)         (0.53)(B)      (0.53)(B)      (0.74)(B)
      0.77            1.85           0.62 (B)      (5.38)(B)       5.18 (B)
-------------   ------------   ------------   ------------   ------------
      0.22            1.37           0.09          (5.91)          4.44
-------------   ------------   ------------   ------------   ------------

         -               -              -          (0.36)             -
-------------   ------------   ------------   ------------   ------------
         -               -              -          (0.36)             -
-------------   ------------   ------------   ------------   ------------

   $  9.85         $  9.63        $  8.26        $  8.17        $ 14.44
=============   ============   ============   ============   ============

      2.28%          16.58%          1.10%        -41.37%         44.40% (D)
=============   ============   ============   ============   ============

   $  2,168        $  609         $  642         $  837         $ 1,352
      5.75%           5.75%          5.75%          5.75%          5.34% (E)

      5.25%           6.02%          6.63%          5.90%          7.82% (E)

     (4.72%)         (4.67%)        (5.17%)        (4.86%)        (4.98%)(E)


     (4.22%)         (4.83%)        (6.05%)        (5.01%)        (7.46%)(E)
       390%            311%           469%           674%           606%
--------------------------------------------------------------------------------

 See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS                     March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

     Eastern Point Advisors Funds Trust, formerly Investors Capital Funds Trust (the "TRUST"), is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT"), as a non-diversified open-end management investment company. The Capital Appreciation Fund (formerly known as Eastern Point Advisors Twenty Fund) (the "Fund"), is a series of the Trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect only that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on relative net assets.

     The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized.

     In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

     When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for

Capital Appreciation Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

     example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security's true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

     Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

     Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust retains Eastern Point Advisors, Inc. ("EPA" or "Advisor") as the Fund's Investment Advisor. Pursuant to the terms of the Investment Advisory Agreement, EPA shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund's average daily net assets. The Advisor agreed to waive its advisory fees or reimburse other Fund expenses through October 31, 2004 so that the Fund's annual operating expenses would not exceed 5.00% for Class A shares and 5.75% for Class C shares, of the average daily net assets of the respective class. Effective November 1, 2004, the Advisor agreed to voluntarily waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses would not exceed 2.50% for Class A shares and 3.25% for Class C shares, of the average daily net assets of the respective class. For the period ended March 31, 2005, the Advisor earned and waived fees of $52,429 from the Fund. For the six months ended March 31, 2005, the Advisor reimbursed Fund expenses of $27,498. At March 31, 2005, there was a net receivable from the Advisor in the amount of $37,387.

     EPA will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by EPA is the sum of all fees previously waived or

Capital Appreciation Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     remitted by EPA to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to EPA with respect to waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of the fiscal year ended September 30, 2004 was $64,122, of which $40,647 was recovered during the year then ended.

     Effective November 1, 2004, the Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million, and 0.03% of the Fund's average daily net assets over $150 million, (subject to a minimum fee of $2,708 per month). For the period November 1, 2004 through March 31, 2005, Unified earned $13,540 for administrative services provided to the Fund. Prior to November 1, 2004, the Fund retained Commonwealth Shareholder Services, Inc. ("CSS") as its fund administrator. For the period October 1, 2004 through October 31, 2004, CSS earned $2,254 for administrative services provided to the Fund. Effective November 1, 2004, the Fund also retains Unified to act as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund equal to $15.00 per shareholder (subject to a minimum monthly fee of $2,000), plus reimbursement of out-of-pocket expenses, for these transfer agency services. For the period November 1, 2004 through March 31, 2005, Unified earned fees of $13,975 for transfer agent services provided to the Fund and $7,770 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. Prior to November 1, 2004, the Fund retained Fund Services, Inc. to act as the Fund's transfer agent. For the period October 1, 2004 through October 31, 2004, Fund Services, Inc. earned fees of $3,697 for transfer agent services provided to the Fund.

     In addition, effective November 1, 2004, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average daily net assets up to $50 million, 0.04% of the Fund's average daily net assets from $50 million to $100 million, 0.03% of the Fund's average daily net assets from $100 million to $150 million, and 0.02% of the Fund's average daily net assets over $150 million (subject to a monthly minimum fee of $2,292). For the period November 1, 2004 through March 31, 2005, Unified earned $11,460 for fund accounting services provided to the Fund. Prior to November 1, 2004, the Fund retained Commonwealth Fund Accounting to provide fund accounting services to the Fund. For the

Capital Appreciation Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

     period October 1, 2004 through October 31, 2004, Commonwealth Fund Accounting earned fees of $1,095 for fund accounting services provided to the Fund.

     The Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares and First Dominion Capital Corp. was the co-underwriter and national distributor of the Trust's shares.

     Each class has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each "Plan") under which each class is authorized to compensate the Distributor for payments to dealers or others with distribution fees at a maximum annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for Class C, including a 0.25% shareholder services fee only for Class C. The fees payable under each Plan shall be used to compensate the Distributor for any expenses primarily intended to result in the sale of the Fund's shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

     The shareholder servicing fee for Class C shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class C shareholders.

     For the six months ended March 31, 2005, Class A incurred 12b-1 expenses of $6,014 and Class C incurred 12b-1 expenses of $10,894. As of March 31, 2005, the Fund owed the Distributor $10,297 for 12b-1 expenses.

NOTE 4.  INVESTMENTS

     For the six months ended March 31, 2005,  purchases and sales of investment
     securities,   other  than   short-term   investments  and  short-term  U.S.
     government obligations were as follows:


PURCHASES
     U.S. Government Obligations...............................     $          -
     Other.....................................................       18,463,807
SALES
     U.S. Government Obligations...............................     $          -
     Other.....................................................       20,917,212

Capital Appreciation Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 4.  INVESTMENTS - CONTINUED

     As of March 31, 2005, the net unrealized appreciation / (depreciation) of investments for tax purposes was as follows:


           Gross Appreciation..........................      $   183,992
           Gross (Depreciation)........................          (51,937)

                                                             -------------
           Net Appreciation on Investments.............      $   132,055
                                                             =============

     At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $5,051,576.

NOTE 5.  ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, Donaldson Lufkin Jenrette Securities Corporation, Inc. ("Donaldson") held 44.82% of Class A's shares in omnibus accounts for the benefit of others. As a result, Donaldson may be deemed to control the Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

     At September 30, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,414,154 which will expire September 30, 2010.

     Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

     There were no distributions paid by the Fund for the year ended September 30, 2004 or for the year ended September 30, 2003. The Fund paid no distributions during the six months ended March 31, 2005.

     As of September 30, 2004, the components of distributable earnings on a tax basis were as follows:

           Capital loss carryforwards..................      $  (3,414,154)
           Unrealized appreciation.....................            580,891
                                                             ---------------
           Distributable earnings......................      $  (2,833,263)
                                                             ===============

PROXY VOTING
--------------------------------------------------------------------------------

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling (888) 826-2520 and (2) on the SEC's website at http://www.sec.gov.



APPROVAL OF ADVISORY ARRANGEMENTS


The Board of Trustees of the Trust most recently approved the investment advisory arrangements for the Fund at an in-person Board Meeting held on March 22, 2005.

INFORMATION RECEIVED BY THE BOARD OF TRUSTEES. In connection with the March 22, 2005 meeting, the Board of Trustees, including the non-interested Trustees, received materials specifically relating to the existing Investment Advisory Agreement. With respect to the approval of the Investment Advisory Agreement, these materials included: (1) Schedule of current investment advisory, 12b-1 and shareholder servicing fees; (2) Materials analyzing the Fund's advisory fees, total expense ratios and performance as compared to comparable mutual funds and to industry averages; (3) A copy of Part II of Form ADV for the Advisor; (4) A copy of the Advisor's Code of Ethics; (5) Annual Report and Certification of Code of Ethics from the Advisor; (6) Balance Sheet and Income Statement of the Advisor; (7) Summary Report on Brokerage Execution; and (8) Information pertaining to the nature and extent of the Advisor's monitoring of the Fund's service providers.

In considering the Investment Advisory Agreement, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Investment Advisory Agreement included the following:

BENEFITS TO SHAREHOLDERS. The Board of Trustees, including the non-interested Trustees, considered the benefits to shareholders of investing in the Fund.

INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees, including the non-interested Trustees, considered whether the Fund has operated within its investment objective and its record of compliance with its investment restrictions. It also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index.

THE INVESTMENT ADVISOR'S PERSONNEL AND METHODS. The Board of Trustees, including the non-interested Trustees, reviewed the management of the Fund's portfolio and the Fund's investment objective and discipline. The Trustees noted that the Fund's Morningstar rating had dropped from four stars to one star. Management of the Advisor recommended to the Board of Trustees that the current portfolio manager be replaced by Congress Asset Management Company, a registered investment adviser which would act as a consultant to the Advisor providing research and analysis with respect to the Fund's portfolio and the types of securities in which the Fund invests. The Board approved the proposed consulting arrangement with Congress Asset Management Company.

--------------------------------------------------------------------------------

NATURE AND QUALITY OF OTHER SERVICES. The Board of Trustees, including the non-interested Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor under the existing Investment Advisory Agreement. The Board of Trustees, including the non-interested Trustees, also considered the nature and extent of the Advisor's supervision of third party service providers, principally the fund administrator, fund accounting services agent, transfer agent, dividend-paying agent and custodian.

EXPENSES. The Board of Trustees, including the non-interested Trustees, considered the Fund's expense ratio, and expense ratios of a peer group of funds. The Board also considered the amount and nature of fees paid by shareholders, noting that the management fees and expense ratios for each class are among the highest in their peer groups. Management of the Advisor reminded the Trustees that the expense reimbursement arrangements for each class had recently been made more favorable to shareholders.

PROFITABILITY. The Board of Trustees, including the non-interested Trustees, considered the issue of the Advisor's profitability with respect to the management of the Fund. The Trustees concluded that it was premature to consider the issue of the Advisor's profitability given that the expenses of the Fund are still being heavily subsidized by the Advisor.

ECONOMIES  OF  SCALE.  The  Board  of  Trustees,  including  the  non-interested
Trustees, determined that given the small asset size of the Fund, it was not relevant at this time to consider economies of scale as a factor in its considerations.

OTHER BENEFITS TO THE ADVISOR. The Board of Trustees, including the non-interested Trustees, also considered the character and amount of fees paid by the Fund and its shareholders for services provided by the Advisor and it also considered the allocation of fund brokerage to a broker affiliated with the Advisor and the receipt of sales loads and payments under Rule 12b-1 plans.

CONCLUSION. Based on its evaluation of all material factors, the Board of Trustees, including the non-interested Trustees, voting separately, concluded that the existing advisory fee structure is fair and reasonable, and that the existing Investment Advisory Agreement should be approved.

                               [GRAPHIC OMITTED]
                                EASTERN POINT R
                                    ADVISORS
                         REGISTERED INVESTMENT ADVISOR


TRUSTEES
Theodore E. Charles, Chairman
Robert T. Martin
A. Marshall Acuff

OFFICERS
Theodore E. Charles, President
Timothy B. Murphy, Treasurer
Steven C. Preskenis, Secretary and Chief Compliance Officer

INVESTMENT ADVISOR
Eastern Point Advisors, Inc.
230 Broadway East, Suite 203
Lynnfield, Massachusetts 01940

DISTRIBUTOR
Unified Financial Securities, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, Pennsylvania 19102-1732

LEGAL COUNSEL
Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, Connecticut 06880

CUSTODIAN
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204




















This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                               [GRAPHIC OMITTED]
                                 EASTERN POINT
                                    ADVISORS
                         REGISTERED INVESTMENT ADVISOR




                          RISING DIVIDEND GROWTH FUND

                              A series of shares of
                       Eastern Point Advisors Funds Trust




                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005

                                  (unaudited)

MANAGEMENT'S DISCUSSION AND ANALYSIS
--------------------------------------------------------------------------------

We expected a volatile market this year but not to the extent the first quarter proved. The general direction for the equity markets was down. There were a few pockets of strength like energy, but otherwise stocks headed lower for reasons we will discuss. After a year of good performance in 2004 when the Dow Industrials appreciated 3.15%, the S&P 500 8.99%, NASDAQ 8.59%, and the Russell 2000 17.00%, the first quarter has seen a broad retreat. The Dow was down 2.06%, the S&P 500 down 2.15%, the NASDAQ down 8.10% and the Russell 2000 down 5.60%. In this environment the Rising Dividend Growth Fund was down 5.73% in the quarter on a total return basis after a strong 2004 when the total return was 14.16%.

We remain focused on our long term philosophy of Rising Dividend Growth. In the first quarter of this year, 19 of the companies in the Rising Dividend Growth Fund raised their dividend and the average rate of increase was greater than 15%. We anticipate more of your Fund's portfolio companies to raise dividends in the second quarter.

The reasons for malaise can be laid at the feet of two broad problems that are related to each other - inflation and interest rates. After several years of low inflation there are now signs that prices are beginning to rise faster then the Federal Reserve would like. The most obvious indication has come from the price of crude oil, which began the year in the low 40s and has now climbed briefly above $57 a barrel. This has pushed the cost of gasoline above $2.25 a gallon and put pressure on many of the products that use petroleum as a raw material such as fertilizers and plastics. Less noticeable has been the increase in other commodity prices like coal, copper, and steel.

The Federal Reserve's primary job is to regulate the rate of growth of the economy so that inflation does not get too high or too low. After the stock market decline that started in 2000, the Fed was not worried about prices growing too rapidly. For a while, in fact, there was concern that deflation might become a problem. Successive cuts in the Fed Funds rate helped to stimulate the economy and kept the recession from becoming too deep.

Last June the Fed changed directions on interest rates and began increasing Fed Funds in 25 basis point increments since there was evidence that the economy was strengthening and prices were beginning to rise more rapidly. Now interest rates are up substantially on the short end of the yield curve, which is beginning to impact some important consumer loan rates. The 30 year fixed rate mortgage has just gone over 6% and the various adjustable rate mortgages are also climbing. Additionally, a number of institutional money managers who are part of the "carry trade" are finding that the economics of their business are deteriorating. For the "carry trade" to be successful they must be able to borrow money cheaply from the short end of the yield curve and deploy it at higher interest rates at the long end of the yield curve.

The impact of rising interest rates has been substantial on a number of sectors of the equities markets. Most notable for the Rising Dividend Growth Fund has been financial services and banking in particular. The flattening of the yield curve impacts banks. The ability to borrow from depositors at low rates and then lend the funds out at higher rates has been impacted with the result that net interest margins are likely to decline. Investors have been concerned that earnings growth will be restricted because of this fact. Over the past decade or so, banks have looked for other sources of revenues and earnings. Fees as a percentage of bank

--------------------------------------------------------------------------------


revenues and earnings have grown to the point where they now represent as much as 40% of many bank's revenues and an even greater share of profits. This has given greater balance to bank earnings and, we believe, will provide high single digit earnings growth for our banks in 2005. We continue to have confidence that there is good value in this sector of the market.

One of the characteristics that we look for in our investments is competitiveness against foreign companies. Banking and finance is an area where US companies dominate the world markets. This will likely continue to be the case far into the future. For this reason we believe investments in this sector continue to be appropriate long-term holdings.

Our view on interest rates is somewhat contrary to conventional wisdom these days. While we acknowledge the pressure on inflation coming from rising commodity prices, we believe there is considerable excess capacity around the world that will keep a check on the rate of price increases. Additionally, the Federal Reserve must be careful not to increase rates too far such that it causes the economy to slow too much. The current economic expansion began about three years ago, which is about average for post World War II recoveries. The Fed will want to be careful not to put too much stress in the form of higher interest rates for fear of pushing the economy into recession.

The final topic for consideration is the slowdown in corporate profit growth that is expected for 2005. Earnings for the fourth quarter 2004 grew at a robust 20.4% rate and the annual growth in both 2003 and 2004 was greater than 20%. It is highly unlikely that this rate of growth can continue in 2005. Analysts' estimates for S&P 500 growth in the first quarter are at 8.1% and slow to 7.6% in the second quarter. It seems unlikely that the growth rate will exceed 10% for the full year. This will create a climate of caution for investors and should keep stock price performance at a slow growth level.

It is times like this that we believe investors will find comfort in the stocks of companies that increase their dividends on a consistent basis and at a rate in excess of 10%. The companies in the portfolio have a ten-year history of increasing the dividend at an average rate of over 15% a year. At this rate, the dividend would double in five years.


Thomas W. L. Cameron                                 Jere E. Estes, CFA
Senior Portfolio Manager                             Co-Portfolio Manager






The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling (888) 826-2520. Please read it carefully before investing.

The opinions expressed are those of Dividend Growth Advisors LLC and are current only through March 31, 2005. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS
--------------------------------------------------------------------------------

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                            (FOR THE PERIODS ENDED MARCH 31, 2005)

                                                                                             SINCE COMMENCEMENT
                                                                                             OF FUND OPERATIONS
                                                           SIX MONTHS      ONE YEAR           (MARCH 18, 2004)
                                                         ---------------  ------------   ---------------------------
Rising Dividend Growth Fund - Class A*...............         3.56%           6.14%                 7.33%

Rising Dividend Growth Fund - Class A
  (after deduction of sales load and
   redemption fee)*..................................        -3.35%          -0.98%                 1.38%

S & P 500 Index**....................................         6.88%           6.68%                 6.83%

--------------------

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500 Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index representative of broader markets and ranges of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.easternpoint.com.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

INVESTMENT RESULTS (continued)
--------------------------------------------------------------------------------

  GROWTH OF $10,000 INVESTMENT IN THE RISING DIVIDEND GROWTH FUND - CLASS A AND
                               THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

                 Rising Dividend Growth Fund       S&P 500 Index

     3/18/2004            10,000.00               10,000.00
     3/31/2004             9,557.02               10,297.85
     4/30/2004             9,302.54               10,136.40
     5/31/2004             9,491.05               10,275.22
     6/30/2004             9,641.85               10,474.98
     7/31/2004             9,585.24               10,127.83
     8/31/2004             9,858.84               10,168.52
     9/30/2004             9,794.51               10,278.57
    10/31/2004             9,936.46               10,435.59
    11/30/2004            10,371.77               10,857.70
    12/31/2004            10,759.86               11,227.05
     1/31/2005            10,475.21               10,953.40
     2/28/2005            10,494.18               11,183.79
     3/31/2005            10,143.68               10,709.00


The chart above assumes an initial investment of $10,000 (less the deduction of the sales load) made on March 18, 2004 (commencement of Fund operations) and held through March 31, 2005. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Performance data current to the most recent month end may be obtained by calling (888) 826-2520 or visiting www.easternpoint.com.

The Fund is distributed by Unified Financial Securities, Inc., Member NASD.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

FUND HOLDINGS - (unaudited)
--------------------------------------------------------------------------------

          RISING DIVIDEND GROWTH FUND HOLDINGS AS OF MARCH 31, 2005 1

                                [GRAPH OMITTED]

COMMON STOCKS - MARKET CAPS BELOW $50 BILLION                   59.86%
COMMON STOCKS - MARKET CAPS BETWEEN $50 AND $100 BILLION        11.37%
COMMON STOCKS - MARKET CAPS ABOVE $100 BILLION                  19.16%
MONEY MARKET SECURITIES                                          6.58%
OTHER ASSETS LESS LIABILITIES                                    3.03%

    1As a percent of net assets.

Regardless of industry, the Rising Dividend Growth Fund will invest at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

SUMMARY OF FUND'S EXPENSES - (unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments or contingent deferred sales charges on certain redemptions and (ii) ongoing costs, including management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2004 and held for the six months ended March 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the sales loads on purchase payments and contingent deferred sales charges. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the contingent deferred sales charges imposed by the Fund would increase your expenses.

                                                                                                EXPENSES PAID
                                                BEGINNING                  ENDING              DURING PERIOD*
          RISING DIVIDEND                     ACCOUNT VALUE             ACCOUNT VALUE         OCTOBER 1, 2004 -
          GROWTH FUND                        OCTOBER 1, 2004           MARCH 31, 2005          MARCH 31, 2005
         ---------------------               ----------------          ---------------        --------------------


             Actual......................       $ 1,000.00                $ 1,035.60                $ 8.37

             Hypothetical**..............       $ 1,000.00                $ 1,016.70                $ 8.30

------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**   Assumes a 5.00% return before expenses.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS                               March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
------                                                                ----------
        COMMON STOCKS - 90.39%

        AIRCRAFT ENGINES & ENGINE PARTS - 1.71%
5,000   United Technologies Corp.............................         $  508,300
                                                                      ----------

        ACCIDENT & HEALTH INSURANCE - 1.88%
15,000  Aflac, Inc...........................................            558,900
                                                                      ----------

        CONSTRUCTION MACHINERY & EQUIPMENT - 3.68%
12,000  Caterpillar, Inc.....................................          1,097,280
                                                                      ----------

        CONVERTED PAPER & PAPERBOARD PRODUCTS - 1.45%
7,000   Avery Dennison Corp..................................            433,510
                                                                      ----------

        CRUDE PETROLEUM & NATURAL GAS - 3.10%
36,000  Enterprise Products Partners, LP.....................            925,200
                                                                      ----------

        ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 2.84%
16,000  Medtronic, Inc.......................................            845,770
                                                                      ----------

        ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 3.96%
32,700  General Electric Co..................................          1,179,162
                                                                      ----------

        FIRE, MARINE & CASUALTY INSURANCE - 3.27%
18,000  Allstate Corp........................................            973,080
                                                                      ----------

        INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY, AND
          CONTROL - 3.06%
13,900  Roper Industries, Inc................................            910,450
                                                                      ----------

        INVESTMENT ADVICE - 2.12%
27,000  Eaton Vance Corp.....................................            632,880
                                                                      ----------

        MORTGAGE BANKERS & LOAN CORRESPONDENTS - 2.35%
32,000  Doral Financial Corp.................................            700,480
                                                                      ----------

        MOTORS & GENERATORS - 1.29%
10,200  Franklin Electric Co., Inc...........................            384,846
                                                                      ----------

        NATIONAL COMMERCIAL BANKS - 16.06%
26,000  Bank of America Corp.................................          1,146,600
15,000  BB&T Corp............................................            586,200
23,400  Citigroup, Inc.......................................          1,051,596
 8,200  Compass Bancshares, Inc..............................            372,280
29,500  U.S. Bancorp.........................................            850,190
13,000  Wells Fargo & Co.....................................            777,400
                                                                      ----------
                                                                       4,784,266
                                                                      ----------

        NATURAL GAS TRANSMISSION - 5.08%
24,000  Kinder Morgan Energy Partners, LP....................          1,080,000
 9,000  Northern Border Partners, LP.........................            434,160
                                                                      ----------
                                                                       1,514,160
                                                                      ----------

 See accompanying notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)                   March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
------                                                                ----------
        COMMON STOCK (CONTINUED) - 90.39%

        PHARMACEUTICAL PREPARATIONS - 5.57%
13,900  Abbott Laboratories..................................         $  648,018
 9,200  Johnson & Johnson....................................            617,872
15,000  Pfizer, Inc..........................................            394,050
                                                                      ----------
                                                                       1,659,940
                                                                      ----------
        PIPE LINES (NO NATURAL GAS) - 9.40%
14,000  Enbridge Energy Partners, LP.........................            697,480
12,000  Magellan Midstream Partners, LP......................            732,600
11,000  Plains All American Pipeline, LP.....................            426,250
23,400  Sunoco Logistics Partners, LP........................            943,020
                                                                      ----------
                                                                       2,799,350
                                                                      ----------

        REAL ESTATE INVESTMENT TRUSTS - 2.46%
12,000  General Growth Properties, Inc.......................            409,200
 6,000  Kimco Realty Corp....................................            323,400
                                                                      ----------
                                                                         732,600
                                                                      ----------

        RETAIL - EATING PLACES - 1.57%
15,000  McDonald's Corp......................................            467,100
                                                                      ----------

        RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 1.80%
14,000  The Home Depot, Inc..................................            535,360
                                                                      ----------

        SERVICES - TO DWELLINGS & OTHER BUILDINGS - 1.10%
17,000  ABM Industries, Inc..................................            326,910
                                                                      ----------

        SHIP & BOAT BUILDING & REPAIRING - 2.16%
 6,000  General Dynamics Corp................................            642,300
                                                                      ----------

        SOAP, DETERGENTS, CLEANING PREPARATIONS, PERFUMES,
          COSMETICS - 1.81%
10,200  Procter & Gamble Co..................................            540,600
                                                                      ----------

        STATE COMMERCIAL BANKS - 6.47%
14,000  Fifth Third Bancorp..................................            601,720
22,000  Glacier Bancorp, Inc.................................            671,000
15,000  State Street Corp....................................            655,800
                                                                      ----------
                                                                       1,928,520
                                                                      ----------

        SURETY INSURANCE - 1.67%
 9,500  MBIA, Inc............................................            496,660
                                                                      ----------

        SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 1.89%
16,400  Arrow International, Inc.............................            563,340
                                                                      ----------

 See accompanying notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (continued)                   March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

SHARES                                                                  VALUE
------                                                                ----------
        COMMON STOCK (CONTINUED) - 90.39%

        WHOLESALE - GROCERIES & RELATED PRODUCTS - 2.64%
 22,000 Sysco Corp...........................................         $  787,600
                                                                      ----------


        TOTAL COMMON STOCKS
          (Cost $25,984,498).................................         26,928,564
                                                                     -----------

        MONEY MARKET SECURITIES - 6.58%
        Huntington Money Market Fund - Investment
1,958,725  Shares, 1.60% (c).................................          1,958,725
                                                                     -----------

        TOTAL MONEY MARKET SECURITIES
          (Cost $1,958,725)..................................          1,958,725
                                                                     -----------

        TOTAL INVESTMENTS - 96.97%
          (Cost $27,943,223).................................        $28,887,289
                                                                     -----------

        OTHER ASSETS LESS LIABILITIES - 3.03%................            903,672
                                                                     -----------

        TOTAL NET ASSETS - 100.00%...........................        $29,790,961
                                                                     ===========
-----------------

(a) Variable rate security; the coupon rate shown represents the rate at March 31, 2005.

 See accompanying notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                   March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $27,943,223).....        $28,887,289
  Interest receivable........................................              3,726
  Dividends receivable.......................................             38,134
  Receivable for investments sold............................            217,042
  Receivable for fund shares sold............................            726,231
  Receivable from advisor....................................             75,753
  Prepaid expenses...........................................             19,553
                                                                     -----------
  Total assets...............................................         29,967,728
                                                                     -----------

LIABILITIES
  Payable for fund shares redeemed...........................             55,306
  Income distribution payable................................              9,452
  Accrued 12b-1 fees.........................................             53,610
  Accrued expenses...........................................             58,399
                                                                     -----------
  Total liabilities..........................................            176,767
                                                                     -----------
  NET ASSETS.................................................        $29,790,961
                                                                     ===========

Net Assets consist of:
  Paid in capital............................................        28,938,115
  Accumulated undistributed net investment income............             7,390
  Accumulated net realized (loss) on investments.............           (98,610)
  Net unrealized appreciation on investments.................           944,066
                                                                     -----------
NET ASSETS...................................................        $29,790,961
                                                                     ===========

SHARES OUTSTANDING
  (unlimited number of shares authorized)....................          2,798,116
                                                                     -----------

NET ASSET VALUE AND PRICE PER SHARE..........................        $     10.65
                                                                     ===========

MAXIMUM OFFERING PRICE PER SHARE
  ($10.65 / 94.25%)..........................................        $     11.30
                                                                     ===========

MINIMUM REDEMPTION PRICE PER SHARE
  ($10.65 * 99.0%)...........................................        $     10.54
                                                                     ===========

 See accompanying notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------
                                                        FOR THE SIX MONTHS ENDED
STATEMENT OF OPERATIONS                               MARCH 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income..............................         $ 364,608
  Interest income..............................             8,969
                                                        ---------
  Total Income.................................                        $ 373,577
                                                                       ---------

EXPENSES
  Investment advisor fee.......................            95,642
  12b-1 fees...................................            63,792
  Legal expenses...............................            47,653
  Transfer agent expenses......................            34,029
  Fund accounting expenses.....................            15,513
  Auditing expenses............................            15,267
  Administration expenses......................            15,217
  Printing expenses............................            14,023
  Custodian expenses...........................            13,047
  Registration expenses........................             9,483
  Miscellaneous expenses.......................             3,792
  Pricing expenses.............................             1,465
  Insurance expenses...........................             1,350
  Trustee expenses.............................               199
                                                        ---------
  Total Expenses...............................                         330,472
  Reimbursed expenses (A)......................                        (119,645)
                                                                       ---------
  Net operating expenses.......................                          210,827
                                                                       ---------
  Net Investment Income........................                          162,750
                                                                       ---------


REALIZED & UNREALIZED GAIN (LOSS)
  Net realized (loss) on investment securities..                        (98,486)
  Change in unrealized appreciation (depreciation)
    on investment securities....................                         448,627
                                                                       ---------
  Net realized and unrealized (loss) on
    investment securities.......................                         350,141
                                                                       ---------
  Net increase in net assets resulting from
    operations..................................                       $ 512,891
                                                                       =========
-----------------

(A)  See Note 3 to the financial statements.

 See accompanying note which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2005          PERIOD ENDED
                                                                             (UNAUDITED)        SEPTEMBER 30, 2004   (A)
                                                                        ---------------------- ----------------------
OPERATIONS
  Net investment income.........................................             $   162,750            $    69,396
  Net realized gain (loss) on investment
    securities..................................................                 (98,486)                27,272
  Change in unrealized appreciation
    (depreciation)..............................................                 448,627                495,439
                                                                        ---------------------- ----------------------
  Net increase in net assets resulting from
    operations..................................................                 512,891                592,107
                                                                        ---------------------- ----------------------

DISTRIBUTIONS
  From net investment income....................................                (155,360)               (69,396)
  From net realized gains.......................................                 (25,983)                (1,413)
                                                                        ---------------------- ----------------------
  Total distributions...........................................                (181,343)               (70,809)
                                                                        ---------------------- ----------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from Fund shares sold................................              11,257,012             19,359,071
  Reinvestment of distributions.................................                 167,610                 66,664
  Amount paid for shares redeemed...............................              (1,686,084)              (226,158)
                                                                        ---------------------- ----------------------
  Net increase in net assets resulting
     from share transactions....................................               9,738,538             19,199,577
                                                                        ---------------------- ----------------------

TOTAL INCREASE IN NET ASSETS....................................              10,070,086             19,720,875
                                                                        ---------------------- ----------------------

NET ASSETS
  Beginning of period...........................................              19,720,875                      -
                                                                        ---------------------- ----------------------

  End of period.................................................             $29,790,961            $19,720,875
                                                                        ====================== ======================

Accumulated undistributed net investment income
    included in net assets                                                   $     7,390            $         -
                                                                        ---------------------- ----------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold...................................................               1,030,600              1,920,783
  Shares issued in reinvestment of distributions................                  15,360                  6,421
  Shares redeemed...............................................                (153,109)               (21,939)
                                                                        ---------------------- ----------------------

  Net decrease from capital share transactions..................                 892,851              1,905,265
                                                                        ====================== ======================

-------------------

(A)  March 18, 2004 (Commencement of Operations) through September 30, 2004.

  See accompany notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding during the period


                                                                         SIX MONTHS ENDED            PERIOD ENDED
                                                                          MARCH 31, 2005            SEPTEMBER 30,
                                                                           (UNAUDITED)                 2004 (A)
                                                                     --------------------------    -----------------

SELECTED PER SHARE DATA
Net asset value, beginning of period.........................              $     10.35                $    10.00
                                                                     --------------------------    -----------------
Income from investment operations
  Net investment income (loss)...............................                     0.06                      0.04
  Net realized and unrealized gain (loss)....................                     0.31                      0.35
                                                                     --------------------------    -----------------
Total from investment operations.............................                     0.37                      0.39
                                                                     --------------------------    -----------------
Less Distributions to shareholders:
  From net investment income.................................                    (0.06)                    (0.04)
  From net realized gain.....................................                    (0.01)                        - (B)
                                                                     --------------------------    -----------------
Total distributions..........................................                    (0.07)                    (0.04)
                                                                     --------------------------    -----------------

Net asset value, end of period...............................              $     10.65                $    10.35
                                                                     ==========================    =================

TOTAL RETURN (C).............................................                     3.56% (D)                 3.92% (D)
                                                                     ==========================    =================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)..............................              $    29,791                $    19,721
Ratio of expenses to average net assets......................                     1.65% (E)                 1.65% (E)
Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries.................                     2.58% (E)                 2.30% (E)
Ratio of net investment income to
   average net assets........................................                     1.27% (E)                 1.19% (E)
Ratio of net investment income to
   average net assets before waiver,
   reimbursement & recoveries................................                     0.34% (E)                 0.54% (E)
Portfolio turnover rate......................................                    29.69%                    36.29%
--------------------------------------------------------------------------------

(A)  March 18, 2004 (Commencement of Operations) through September 30, 2004.
(B)  Less than $0.01 per share.
(C) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Return shown excludes effect of sales load.
(D)  Not annualized.
(E)  Annualized.

 See accompanying notes which are an integral part of the financial statements.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

NOTES TO THE FINANCIAL STATEMENTS                     March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Eastern Point Advisors Funds Trust, formerly Investors Capital Funds Trust (the "TRUST"), is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 ACT"), as a non-diversified open-end management investment company. Rising Dividend Growth Fund (the "Fund"), established March 18, 2004, is a non-diversified series of shares of the Trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest of $.001 par value. As of March 31, 2005 the Fund offered Class A shares only.

The Fund seeks long-term growth of capital and current income by investing primarily in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders at least each year for the past ten years. The Fund normally concentrates its investments in a group of 25-50 common stocks. Due to the inherent risk in any investment program, the Fund cannot ensure that its investment objectives will be realized.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

at a later time, such as when market conditions change or when the market ultimately recognizes a security's true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Federal Income Taxes - There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under sub-chapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains, if any, annually. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust retains Eastern Point Advisors, Inc. (the "Advisor") as the Fund's Investment Advisor. Pursuant to the terms of the Investment Advisory Agreement, the Advisor shall have full discretion to manage the assets of the Fund in accordance with its investment objective. As compensation for its investment management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets. The Advisor has entered into a sub-advisory agreement with Dividend Growth Advisors, LLC (the "Sub-Advisor") to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and investment guidelines established by the Advisor. The investment recommendations of the Sub-Advisor are subject to the review and approval of the Advisor (acting under the supervision of the Trust's Board of Trustees). The Advisor, from its advisory fee, pays the Sub-Advisor up to 0.35% of the advisory fee received from the Fund. The Advisor has also voluntarily agreed to waive its advisory fees or reimburse other Fund expenses so that the Fund's annual operating expenses will not exceed 1.65% of the average daily net assets of the Fund. For the six months ended March 31, 2005, the Advisor earned and waived fees of $95,642 from the Fund. For the six months ended March 31, 2005, the Advisor reimbursed Fund expenses of $24,003. At March 31, 2005, there was a net receivable from the Advisor in the amount of $75,753.

The Advisor will be entitled to reimbursement of fees waived or remitted to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

years, less any reimbursement previously paid by the Fund to the Advisor with respect to waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of the fiscal year ended September 30, 2004 was $38,057.

Effective November 1, 2004, the Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. For those services Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's average daily net assets under $50 million, 0.07% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million, and 0.03% of the Fund's average daily net assets over $150 million, (subject to a minimum fee of $2,083 per month). For the period November 1, 2004 through March 31, 2005, Unified earned $10,417 for administrative services provided to the Fund. Prior to November 1, 2004, the Fund retained Commonwealth Shareholder Services, Inc. ("CSS") as its fund administrator.

Effective November 1, 2004, the Fund also retains Unified to act as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund equal to $15.00 per shareholder (subject to a minimum monthly fee of $1,250), plus reimbursement of out-of-pocket expenses, for these transfer agency services. For the period November 1, 2004 through March 31, 2005, Unified earned fees of $15,855 for transfer agent services provided to the Fund and $18,139 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. Prior to November 1, 2004, the Fund retained Fund Services, Inc. to act as the Fund's transfer agent.

In addition, effective November 1, 2004, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's average daily net assets up to $50 million, 0.04% of the Fund's average daily net assets from $50 million to $100 million, 0.03% of the Fund's average daily net assets from $100 million to $150 million, and 0.02% of the Fund's average daily net assets over $150 million (subject to a monthly minimum fee of $1,667). For the period November 1, 2004 through March 31, 2005, Unified earned $13,333 for fund accounting services provided to the Fund. Prior to November 1, 2004, the Fund retained Commonwealth Fund Accounting to provide fund accounting services to the Fund.

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

The Class A shares of the Fund have adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class A Plan provides that the Fund will compensate the Distributor for payments to dealers or others with a distribution fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares, including, but not limited to: payments the Distributor makes to broker-dealers or other financial institutions and industry professionals for providing distribution assistance and administrative support services to the holders of the Fund's Class A shares, payments made for the preparation, printing and distribution of advertisements and sales literature, and payments made for printing and distributing prospectuses and shareholders reports to other than existing shareholders of the Fund.

The Class A Plan also provides that the Fund will compensate the Distributor with a servicing fee at the rate of 0.25% per annum of the average daily net assets of the Class A shares of the Fund. The shareholder servicing fee shall be used to pay, among other things: assisting in establishing and maintaining customer accounts and records, assisting with purchase and redemption requests, arranging for bank wires, monitoring dividend payments from the Trust on behalf of customers, furnishing personal services and maintaining shareholder accounts, facilitating certain shareholder communications from the Trust to customers, receiving and answering correspondence and aiding in maintaining the investment of the Fund's Class A shareholders.

For the six months ended March 31, 2005, Class A incurred 12b-1 expenses of $63,792. As of March 31, 2005, the Fund owed the Distributor $53,610 for 12b-1 expenses.

NOTE 4.  INVESTMENTS

For the six months ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:


        PURCHASES
          U.S. Government Obligations...................            $          -
          Other.........................................              13,497,778
        SALES
          U.S. Government Obligations...................            $          -
          Other.........................................               7,003,080


As of March 31, 2005, the net unrealized appreciation of investments for tax purposes was as follows:


        Gross Appreciation..............................            $ 1,627,610
        Gross (Depreciation)............................               (683,544)
                                                                    ------------
        Net Appreciation on Investments.................            $   944,066
                                                                    ============

At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $27,943,223.

Rising Dividend Growth Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (continued)             March 31, 2005 (unaudited)
--------------------------------------------------------------------------------

NOTE 5.  ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a mutual fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2005, Donaldson Lufkin Jenrette Securities Corporation, Inc. ("Donaldson") held 60.57% of Class A's shares in omnibus accounts for the benefit of others. As a result, Donaldson may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended September 30, 2004 is as follows:

                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2004
                                                             -------------------
        Distributions paid from:
              Ordinary income...........................         $         6,174

For the six months ended March 31, 2005, the Fund paid quarterly distributions of net investment income totaling $0.0596 per share. Capital gain distributions in the amount of $0.0111 per share were paid December 31, 2004, to shareholders of record on December 30, 2004. The Fund paid ordinary income dividends of $155,360 and long-term capital gains of $25,983.

PROXY VOTING
--------------------------------------------------------------------------------

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling (888) 826-2520 and (2) on the SEC's website at http://www.sec.gov.


APPROVAL OF ADVISORY ARRANGEMENTS

The Board of Trustees of the Trust most recently approved the investment advisory arrangements for the Fund at an in-person Board Meeting held on March 22, 2005.

INFORMATION RECEIVED BY THE BOARD OF TRUSTEES. In connection with the March 22, 2005 meeting, the Board of Trustees, including the non-interested Trustees, received materials specifically relating to the existing Investment Advisory Agreement and Sub-Advisory Agreement (collectively, the "Investment Advisory Contracts"). With respect to the approval of the Investment Advisory Agreement, these materials included: (1) Schedule of current investment advisory, 12b-1 and shareholder servicing fees; (2) Materials analyzing the Fund's advisory fees, total expense ratios and performance as compared to comparable mutual funds and to industry averages; (3) A copy of Part II of Form ADV for the Advisor; (4) A copy of the Advisor's Code of Ethics; (5) Annual Report and Certification of Code of Ethics from the Advisor; (6) Balance Sheet and Income Statement of the Advisor; (7) Summary Report on Brokerage Execution; and (8) Information pertaining to the nature and extent of the Advisor's monitoring of the Sub-Advisor and other Fund service providers.

With respect to the approval of the Sub-Advisory Agreement, these materials included: (1) Balance Sheet and Income Statement of Sub-Advisor; (2) A copy of Sub-Advisor's Part II of Form ADV; (3) a list of assets currently under management and the types of other accounts managed by Sub-Advisor; (4) Information pertaining to the sub-advisory fees; (5) A copy of the Sub-Advisor's Code of Ethics; and (6) Annual Report and Certification of Code of Ethics from the Sub-Advisor.

In considering the Investment Advisory Contracts, the Board of Trustees, including the non-interested Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board of Trustees, including the non-interested Trustees, in connection with its approval of the Investment Advisory Contracts included the following:

BENEFITS TO SHAREHOLDERS. The Board of Trustees, including the non-interested Trustees, considered the benefits to shareholders of investing in the Fund.

INVESTMENT COMPLIANCE AND PERFORMANCE. The Board of Trustees, including the non-interested Trustees, considered whether the Fund has operated within its investment objective and its record of compliance with its investment restrictions. The Board also reviewed the Fund's investment performance as well as the performance of a peer group of mutual funds, and the performance of an appropriate index. The Trustees considered the fact that the Fund's total returns for the past year were in line with the performance of its peer group.

--------------------------------------------------------------------------------

THE INVESTMENT ADVISOR'S PERSONNEL AND METHODS. The Board of Trustees, including the non-interested Trustees, reviewed the management of the Fund's portfolio and the Fund's investment objective and discipline. The Board reviewed the overall performance of the Sub-Advisor, including its compliance record.

NATURE AND QUALITY OF OTHER SERVICES. The Board of Trustees, including the non-interested Trustees, considered the nature, quality, cost and extent of administrative and shareholder services performed by the Advisor under the existing Investment Advisory Agreement between the Trust and the Advisor and the existing Sub-Advisory Agreement between the Advisor and Dividend Growth Advisors, LLC. The Board of Trustees, including the non-interested Trustees, also considered the nature and extent of the Advisor's supervision of third party service providers, principally the Sub-Advisor, fund administrator, fund accounting services agent, transfer agent, dividend-paying agent and custodian.

EXPENSES. The Board of Trustees, including the non-interested Trustees, considered the Fund's expense ratio, and expense ratios of a peer group of funds. The Board also considered the amount and nature of fees paid by shareholders. The Trustees noted that the management fee and expense ratio of the Fund are below the maximums in its peer group.

PROFITABILITY. The Board of Trustees, including the non-interested Trustees, considered the issue of the Advisor's profitability with respect to the management of the Fund. The Trustees concluded that it was premature to consider the issue of the Advisor's profitability given that the expenses of the Fund are still being heavily subsidized by the Advisor.

ECONOMIES  OF  SCALE.  The  Board  of  Trustees,  including  the  non-interested
Trustees, determined that given the small asset size of the Fund, it was not relevant at this time to consider economies of scale as a factor in its considerations.

OTHER BENEFITS TO THE ADVISOR. The Board of Trustees, including the non-interested Trustees, also considered the character and amount of fees paid by the Fund and its shareholders for services provided by the Advisor and it also considered the allocation of fund brokerage to a broker affiliated with the Advisor and the receipt of sales loads and payments under Rule 12b-1 plans.

CONCLUSION. Based on its evaluation of all material factors, the Board of Trustees, including the non-interested Trustees, voting separately, concluded that the existing advisory fee structure is fair and reasonable, and that the existing Investment Advisory Contracts should be approved.

                               [GRAPHIC OMITTED]
                                EASTERN POINT
                                    ADVISORS
                         REGISTERED INVESTMENT ADVISOR



TRUSTEES
Theodore E. Charles, Chairman
Robert T. Martin
A. Marshall Acuff

OFFICERS
Theodore E. Charles, President
Timothy B. Murphy, Treasurer
Steven C. Preskenis, Secretary and Chief Compliance Officer

INVESTMENT ADVISOR
Eastern Point Advisors, Inc.
230 Broadway East, Suite 203
Lynnfield, Massachusetts 01940

SUB-ADVISOR
Dividend Growth Advisors, LLC
108 Traders Cross, Suite 105
Bluffton, South Carolina 29910

DISTRIBUTOR
Unified Financial Securities, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Briggs, Bunting & Dougherty, LLP
Two Penn Center Plaza, Suite 820
Philadelphia, Pennsylvania 19102-1732

LEGAL COUNSEL
Blazzard, Grodd & Hasenauer, P.C.
943 Post Road East
Westport, Connecticut 06880

CUSTODIAN
The Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204










This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.   NOT APPLICABLE - disclosed with annual report

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. NOT APPLICABLE- disclosed with annual report

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. NOT APPLICABLE - disclosed with annual report

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. NOT APPLICABLE - applies to listed companies only

ITEM 6.  SCHEDULE OF INVESTMENTS.  NOT APPLICABLE - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. NOT APPLICABLE - applies to closed-end funds only

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. NOT APPLICABLE - registrant did not submit matters to a vote of security holders during the period

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 26, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not Applicable - filed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable - there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Eastern Point Advisors Funds Trust
            --------------------------------------------------------------------

By     /S/ Theodore E. Charles
    ----------------------------------------------------------------------------
         Theodore E. Charles, President

Date        5/26/05
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Theodore E. Charles
   -----------------------------------------------------------------------------
         Theodore E. Charles, President

Date            5/26/05
     ---------------------------------------------------------------------------

By     Timothy B. Murphy
   -----------------------------------------------------------------------------
         Timothy B. Murphy, Treasurer

Date       5/26/05
    ----------------------------------------------------------------------------